FINANCE LEASES - Outstanding obligations under capital leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Finance Lease Liabilities, Payments, Due [Abstract]
2022 (remaining six months)	$ 12,868
2023	24,484
2024	24,553
2025	22,551
2026	20,617
Thereafter	32,937
Minimum lease payments	138,010
Less: imputed interest	(22,670)
Present value of obligations under finance leases	$ 115,340	$ 127,730